BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cash and Cash Equivalents	$ 1,560,012	$ 1,075,942	$ 589,886	$ 592,253
Other current financial assets	3,370	497
Other current non-financial assets	174,110	129,854
Trade and other current receivables	642,315	839,184
Accounts receivable due from related companies	17,526	7,324
Current Inventories	1,053,867	1,030,196
Current biological assets	275,792	315,924
Current tax assets	199,953	36,513
Non-current assets or disposal groups classified as held for sale	3,926,945	3,435,434
Non-current assets or disposal groups classified as held for sale	4,436	5,726
Total Current Assets	3,931,381	3,441,160
Other non-current financial assets	9,395	20,346
Other non-current non-financial assets	112,414	86,948
Trade and other non-current receivables	9,456	15,149
Accounts receivable due from related companies, non-current	0	481
Investments accounted for using equity method	293,118	358,053	368,772
Intangible assets other than goodwill	106,252	90,093
Goodwill	65,751	65,851	69,922
Property, plant and equipment	7,932,562	7,174,693
Non-current biological assets	3,393,634	3,336,339
Deferred tax assets	6,067	4,635	8,266
Total Non-Current Assets	11,928,649	11,152,588	11,224,237
Total Assets	15,860,030	14,593,748	$ 13,994,600
U.S Dollar [Member]
Statement [Line Items]
Cash and Cash Equivalents	1,412,688	834,513
Other current financial assets	3,370	497
Other current non-financial assets	24,554	49,170
Trade and other current receivables	435,663	631,047
Accounts receivable due from related companies	1,319	591
Current Inventories	931,619	957,529
Current biological assets	209,844	253,672
Current tax assets	7,955	16,042
Non-current assets or disposal groups classified as held for sale	3,027,012	2,743,061
Non-current assets or disposal groups classified as held for sale	3,814	5,152
Total Current Assets	3,030,826	2,748,213
Other non-current financial assets	9,395	20,346
Other non-current non-financial assets	1,889	79,615
Trade and other non-current receivables	3,691	7,733
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	77,725	135,805
Intangible assets other than goodwill	104,165	87,729
Goodwill	43,373	42,573
Property, plant and equipment	7,281,043	6,675,290
Non-current biological assets	3,021,411	2,924,266
Deferred tax assets	5,897	4,558
Total Non-Current Assets	10,548,589	9,977,915
Total Assets	13,579,415	12,726,128
Euros [Member]
Statement [Line Items]
Cash and Cash Equivalents	2,264	8,295
Other current financial assets	0	0
Other current non-financial assets	95	125
Trade and other current receivables	8,483	7,399
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	234	262
Non-current assets or disposal groups classified as held for sale	11,076	16,081
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	11,076	16,081
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	0	0
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	168,880	177,548
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	168,880	177,548
Total Assets	179,956	193,629
Brazilian Real [Member]
Statement [Line Items]
Cash and Cash Equivalents	50,868	44,605
Other current financial assets	0	0
Other current non-financial assets	15,134	19,018
Trade and other current receivables	56,039	66,500
Accounts receivable due from related companies	197	83
Current Inventories	90,362	72,667
Current biological assets	65,948	62,252
Current tax assets	9,246	4,978
Non-current assets or disposal groups classified as held for sale	287,794	270,103
Non-current assets or disposal groups classified as held for sale	572	574
Total Current Assets	288,366	270,677
Other non-current financial assets	0	0
Other non-current non-financial assets	10,962	4,946
Trade and other non-current receivables	351	1,040
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	41,811	42,052
Intangible assets other than goodwill	1,992	2,364
Goodwill	22,378	23,278
Property, plant and equipment	499,474	498,993
Non-current biological assets	372,223	412,073
Deferred tax assets	0	36
Total Non-Current Assets	949,191	984,782
Total Assets	1,237,557	1,255,459
Argentine Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	11,292	2,854
Other current financial assets	0	0
Other current non-financial assets	8,014	5,855
Trade and other current receivables	11,218	15,044
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	2,908	0
Non-current assets or disposal groups classified as held for sale	33,432	23,753
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	33,432	23,753
Other non-current financial assets	0	0
Other non-current non-financial assets	1,054	1,427
Trade and other non-current receivables	0	0
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	1,054	1,427
Total Assets	34,486	25,180
Mexican Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	13,684	1,461
Other current financial assets	0	0
Other current non-financial assets	1,244	42
Trade and other current receivables	33,981	8,576
Accounts receivable due from related companies	0	0
Current Inventories	31,886	0
Current biological assets	0	0
Current tax assets	2,936	102
Non-current assets or disposal groups classified as held for sale	83,731	10,181
Non-current assets or disposal groups classified as held for sale	50	0
Total Current Assets	83,781	10,181
Other non-current financial assets	0	0
Other non-current non-financial assets	884	640
Trade and other non-current receivables	0	0
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	95	0
Goodwill	0	0
Property, plant and equipment	151,692	0
Non-current biological assets	0	0
Deferred tax assets	170	41
Total Non-Current Assets	152,841	681
Total Assets	236,622	10,862
Other Country Currencies [Member]
Statement [Line Items]
Cash and Cash Equivalents	6,756	3,914
Other current financial assets	0	0
Other current non-financial assets	6,742	5,283
Trade and other current receivables	7,287	6,882
Accounts receivable due from related companies	0	0
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	2,658	1,399
Non-current assets or disposal groups classified as held for sale	23,443	17,478
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	23,443	17,478
Other non-current financial assets	0	0
Other non-current non-financial assets	90	90
Trade and other non-current receivables	0	27
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	90	117
Total Assets	23,533	17,595
Chilean Pesos [Member]
Statement [Line Items]
Cash and Cash Equivalents	62,460	180,300
Other current financial assets	0	0
Other current non-financial assets	118,327	50,361
Trade and other current receivables	86,954	99,950
Accounts receivable due from related companies	15,512	6,169
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	174,016	13,730
Non-current assets or disposal groups classified as held for sale	457,269	350,510
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	457,269	350,510
Other non-current financial assets	0	0
Other non-current non-financial assets	97,535	230
Trade and other non-current receivables	2,983	3,267
Accounts receivable due from related companies, non-current	0	0
Investments accounted for using equity method	4,702	2,648
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	353	410
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	105,573	6,555
Total Assets	562,842	357,065
U.F. [Member]
Statement [Line Items]
Cash and Cash Equivalents	0	0
Other current financial assets	0	0
Other current non-financial assets	0	0
Trade and other current receivables	2,690	3,786
Accounts receivable due from related companies	498	481
Current Inventories	0	0
Current biological assets	0	0
Current tax assets	0	0
Non-current assets or disposal groups classified as held for sale	3,188	4,267
Non-current assets or disposal groups classified as held for sale	0	0
Total Current Assets	3,188	4,267
Other non-current financial assets	0	0
Other non-current non-financial assets	0	0
Trade and other non-current receivables	2,431	3,082
Accounts receivable due from related companies, non-current	0	481
Investments accounted for using equity method	0	0
Intangible assets other than goodwill	0	0
Goodwill	0	0
Property, plant and equipment	0	0
Non-current biological assets	0	0
Deferred tax assets	0	0
Total Non-Current Assets	2,431	3,563
Total Assets	$ 5,619	$ 7,830